Fair value measurements - Summary of the significant inputs to the Monte Carlo Simulation for the fair value of the Private Warrants (Detail)	Mar. 31, 2022 yr $ / shares		Feb. 14, 2022 yr	Feb. 09, 2022 yr	Feb. 04, 2022 yr	Dec. 31, 2021 $ / shares	Mar. 04, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	5 years
Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term						5 years
Dividend yield | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.9		9.8	9.9	9.9
Term (in years) | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	0.3		0.4	0.4	0.4
Risk-free rate | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.5		0.6	0.4	0.4
Private Placement Warrants | Stock price | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock price per share	$ 9.88					$ 9.8	$ 10
Private Placement Warrants | Strike price | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Average price risk option strike price	11.5					11.5	11.5
Private Placement Warrants | Probability of completing a Business Combination | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, liability measurement input		[1]					85
Private Placement Warrants | Dividend yield | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input
Private Placement Warrants | Term (in years) | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	5 years 3 months 18 days					5 years 9 months 18 days	6 years 7 months 6 days
Private Placement Warrants | Volatility | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	7.3					11.3	27.4
Private Placement Warrants | Risk-free rate | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	2.4					1.3	1.1
Private Placement Warrants | Fair value of warrants | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input						0.73	2.13

[1]	The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.